CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AS OF DECEMBER 31, 2021 AND 2020 - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 427,804	$ 278,939
Investments	32,581	19,284
Trade receivables	300,109	196,020
Other assets	7,855	8,146
Other receivables	49,194	31,633
Other financial assets	2,057	1,577
Total current assets	819,600	535,599
Non-current assets
Trade receivables	0	5,644
Investments	1,027	615
Other assets	8,583	6,954
Other receivables	24,263	9,629
Deferred tax assets	58,404	41,507
Investment in associates	0	3,154
Other financial assets	25,233	15,147
Property and equipment	133,571	101,027
Intangible assets	102,016	86,721
Right-of-use asset	144,581	90,010
Goodwill	572,959	392,760
Total non-current assets	1,070,637	753,168
TOTAL ASSETS	1,890,237	1,288,767
Current liabilities
Trade payables	63,210	35,266
Payroll and social security taxes payable	184,464	111,881
Sub-Total	10,305	907
Other financial liabilities	63,059	19,822
Lease liabilities	25,917	15,358
Tax liabilities	18,071	11,804
Income tax payable	20,318	10,511
Other liabilities	955	81
Total current liabilities	386,299	205,630
Non-current liabilities
Trade payables	6,387	5,240
Borrowings	1,935	25,061
Other financial liabilities	66,932	74,376
Lease liabilities	108,568	72,240
Deferred tax liabilities	1,289	13,698
Income tax payable	877	0
Contingent liabilities	9,637	12,583
Total non-current liabilities	195,625	203,198
TOTAL LIABILITIES	581,924	408,828
Capital and reserves
Issued capital	50,080	47,861
Additional paid-in capital	872,030	541,157
Other reserves	(6,395)	(2,674)
Retained earnings	389,660	293,595
Total equity attributable to owners of the Company	1,305,375	879,939
Non-controlling interests	2,938	0
Total equity	1,308,313	879,939
TOTAL EQUITY AND LIABILITIES	$ 1,890,237	$ 1,288,767